REVENUE RECOGNITION - Summary of Revenue (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	$ 21,023	$ 341,315	$ 339,577	$ 239,310
Product
Disaggregation of Revenue [Line Items]
Net sales	20,242	310,679	320,681	228,113
Service
Disaggregation of Revenue [Line Items]
Net sales	692	27,220	17,137	9,295
Other
Disaggregation of Revenue [Line Items]
Net sales	$ 89	$ 3,416	$ 1,759	$ 1,902